Investment in an Associate - Schedule of Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Financial Information [Line Items]
Current assets	$ 37,659	$ 9,657
Non-current assets	13,047	2,651
Current liabilities	$ (24,363)	(7,494)
Company’s share in $	48
Carrying amount	$ 7,530
Revenue	28,048	2,819	$ 4,291
Net income for the year	(13,174)	$ (8,538)	$ (4,556)
Financial Information of Company Associate [Member]
Schedule of Financial Information [Line Items]
Current assets	166
Non-current assets	50
Current liabilities	(78)
Net assets of the associate	$ 138
Company’s share in %	66.00%
Carrying amount	$ 7,530
Revenue	2,071
Net income for the year	$ 62